Securities	12 Months Ended
Dec. 31, 2012
Securities
Securities

Note 2 – Securities

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

	2012
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,815	$455	$(2)	$40,268
U.S. Treasury notes and bonds	7,362	45	(9)	7,398
State and municipal	62,248	2,668	(238)	64,678
Mortgage-backed	12,218	308	—	12,526
Corporate	6,600	113	(1)	6,712
Foreign debt	1,000	1	—	1,001
Equity securities	1,902	12	(5)	1,909
Total	$131,145	$3,602	$(255)	$134,492

	2011
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535
Total	$110,874	$3,733	$(331)	$114,276

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Contractual maturities of securities available for sale at December 31, 2012 were as follows:

(Dollars in thousands)	Fair Value
Due within one year	$31,817
Due after one year through five years	53,249
Due after five years through ten years	32,565
Due after ten years	2,426
Total debt securities	120,057
Mortgage-backed securities, not due at a specific date	12,526
Equity securities	1,909
Total	$134,492

Various securities were pledged as collateral for securities sold under agreements to repurchase. The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2012	2011
Securities pledged for securities sold under agreements to repurchase	$27,085	$27,421

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)	2012
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$1,997	$(2)	$—	$—	$1,997	$(2)
U.S. Treasury notes and bonds	2,187	(9)	—	—	2,187	(9)
State and municipal	7,623	(203)	811	(35)	8,434	(238)
Corporate	768	(1)	—	—	768	(1)
Equity securities	146	(5)	—	—	146	(5)
Total temporarily impaired	$12,721	$(220)	$811	$(35)	$13,532	$(255)

(Dollars in thousands)	2011
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and municipal	$2,938	$(28)	$1,245	$(61)	$4,183	$(89)
Mortgage-backed	2,045	(7)	—	—	2,045	(7)
Corporate	1,023	(3)	—	—	1,023	(3)
Equity securities	—	—	768	(232)	768	(232)
Total temporarily impaired	$6,006	$(38)	$2,013	$(293)	$8,019	$(331)

One municipal security with a fair value of $306,000 was considered to be other than temporarily impaired as of December 31, 2011. The issuer of the security defaulted upon its maturity of September 1, 2009. Impairment losses totaling $141,000 had been recorded through the end of 2010 due to uncertainty as to how much and when principal repayment would be received. Settlement was reached with the security’s issuer in December 2011 and the bond’s carrying value was reclassified from securities to other assets in January 2012 upon termination of the bond’s contractual agreement. ChoiceOne received the carrying value of the security in the second quarter of 2012.

ChoiceOne evaluates all securities on a quarterly basis to determine whether unrealized losses are temporary or other than temporary. Consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in fair value. Management believed that unrealized losses as of December 31, 2012 were temporary in nature and were caused primarily by changes in interest rates, increased credit spreads, and reduced market liquidity and were not caused by the credit status of the issuer. No other than temporary impairments were recorded in 2012 or 2011.